OPERATING SEGMENT INFORMATION - Summary of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Operating Segments [Line Items]
Total revenue and other revenue	$ 35,339	$ 50,328	$ 68,826
Total collaboration revenue	249,804	66,677	0
Total revenue	285,143	117,005	68,826
United States of America
Disclosure Of Operating Segments [Line Items]
Total revenue and other revenue	35,160	50,000	65,402
Total collaboration revenue	234,734	66,602	0
China
Disclosure Of Operating Segments [Line Items]
Total revenue and other revenue	179	328	3,424
Europe
Disclosure Of Operating Segments [Line Items]
Total collaboration revenue	$ 15,070	$ 75	$ 0